JULY 22, 2026
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES DATED FEBRUARY 27, 2026, AS SUPPLEMENTED TO DATE:
THE HARTFORD CHECKS AND BALANCES FUND SUMMARY PROSPECTUS
THE HARTFORD CONSERVATIVE ALLOCATION FUND SUMMARY PROSPECTUS
HARTFORD MODERATE ALLOCATION FUND SUMMARY PROSPECTUS
HARTFORD MODERATELY AGGRESSIVE ALLOCATION FUND SUMMARY PROSPECTUS
HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
This Supplement contains new and additional information should be read in connection with your Summary Prospectus and Statutory Prospectus.
(1) Vernon J. Meyer, CFA, announced his plans to retire from Hartford Funds, and effective December 1, 2026, he will no longer serve as a portfolio manager for each of The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund, and Hartford Moderately Aggressive Allocation Fund. Allison Mortensen, CFA, and James S. Glendon, CFA, will remain as portfolio managers for each of The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund, and Hartford Moderately Aggressive Allocation Fund.
Accordingly, effective immediately, under the heading “Management” in each of the above referenced Summary Prospectuses and under the headings “The Hartford Checks and Balances Fund Summary Section –  Management,” “The Hartford Conservative Allocation Fund Summary Section –  Management,” “Hartford Moderate Allocation Fund Summary Section –  Management,” and “Hartford Moderately Aggressive Allocation Fund Summary Section –  Management” in the above referenced Statutory Prospectus, the following footnote is added next to Mr. Meyer’s name in the portfolio manager table:
*
Vernon J. Meyer, CFA, announced his plans to retire from Hartford Funds, and effective December 1, 2026, he will no longer serve as a portfolio manager for the Fund. Mr. Meyer’s portfolio management responsibilities for the Fund will transition to the Fund’s other portfolio managers in the months leading up to his departure.
(2) Under the heading “The Investment Manager and Sub-Advisers –  Portfolio Managers –  Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund” in the above referenced Statutory Prospectus, effective immediately, the following information is added:
Effective December 1, 2026, Mr. Meyer will no longer serve as a portfolio manager for each of Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7795
July 2026